UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07881

PineBridge Mutual Funds
(Exact name of registrant as specified in charter)

399 Park Avenue, 4th Floor
New York, New York, 10022
(Address of principal executive offices) (Zip code)

Robin C. Thorn
399 Park Avenue, 4th Floor
New York, New York, 10022
(Name and address of agent for service)

(646)857-8000
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  May 31, 2011

Item 1. Reports to Stockholders.

www.PineBridge.com/USMutualFunds	May 31, 2011

Semi-Annual Report	Class I Shares
Class R Shares

PineBridge US Micro Cap Growth Fund
PineBridge US Small Cap Growth Fund
PineBridge US Focus Equity Fund

Investment Adviser
PineBridge Investments, LLC
399 Park Avenue, 4th Floor, New York, New York 10022
www.PineBridge.com/USMutualFunds

1.800.426.9157	www.PineBridge.com/USMutualFunds

PineBridge Semi-Annual Shareholder Letter

Dear Fellow Shareholder,

The US equity markets continued to advance in the first half of 2011.  For the six-months ended May 31, 2011, the Russell Microcap Growth Index returned 20.07%, the Russell 2000 Growth Index returned 19.39% and the S&P 500 Index returned 15.03%.  The rollercoaster ride of 2010 appeared to have come to an end, as market volatility steadily continued to decline.

Despite this strength, the market ascent was not without disturbance during the first half.  In February, revolution-inspired violence in the Middle East and Northern Africa caused a sharp rally in energy prices.  There was a temporary spike in market volatility, but this stabilized as the US economy continued to show signs of recovery. In March, the world witnessed one of the worst natural disasters in recent memory with the earthquake and tsunami in Japan.  Although US equities fell immediately after the event, the markets ended roughly flat for the month.  May was the first down month for US equities in eight months, driven by news of a slowing Chinese economy, rising concerns over Greece’s fiscal situation and mounting inflationary cost pressures.

Despite the negative headlines, many companies still show strong fundamental trends and attractive valuations that lend support for further upside potential for US equities.  Companies continued to achieve higher-than-expected earnings growth, driven by operating efficiencies and a recovery in demand.  Corporate balance sheets and business confidence have been strengthening, which we expect may fuel a sustainable employment recovery.  We continue to examine the markets through the lens of our investment process and remain confident in our ability to identify attractive investment opportunities for our Funds.  We thank you for your trust and confidence in our investment team and process, and hope to strengthen our partnership with you in years to come.

Sincerely,

Robin Thorn	Dan Neuger
President of PineBridge Mutual Funds	Managing Director,
Managing Director,	Head of US and Europe Active Equities,
Head of Global Equities,	Portfolio Manager,
PineBridge Investments	PineBridge Investments

Jamie Cuellar
Vice President, Portfolio Manager, PineBridge Investments

www.PineBridge.com/USMutualFunds

PineBridge US Micro Cap Growth Semi Annual Review

US Micro Cap Stocks had a very solid six-month period ended May 31, 2011. This was front-end loaded stemming from the “Santa Claus Rally” experienced in December 2010. Of Russell’s US Indices covering all cap ranges and style tilts, the Russell Micro Cap Growth Index was the second best performer for the six month period, finishing just behind the Russell 2500 Growth Index. Investors continued to favor stocks with solid secular growth during a period when economic growth was slowly improving. Healthcare was a notable outperformer as the market digested the potential effects of healthcare reform, as was Energy, which benefitted from a rise in oil prices and day rates in services.

The US Micro Cap Growth Fund returned 26.23% for the six months ended May 31, 2011, outperforming both the Russell Micro Cap Growth Index and the Russell 2000 Growth Index, which returned 24.27% and 24.59%, respectively. Stock selection drove the outperformance, with allocation effect being slightly negative. Healthcare and Technology were responsible for a good portion of the absolute and relative performance.

America Service Group (ASGR) was the largest contributor to performance thanks to a buyout offer it received from Valitas Health Services at a 50% premium to its prior day’s close. ASGR is a well managed provider of healthcare services for correctional facilities that had been taking market share and had an opportunity to take even more share with a large pipeline of new service contracts to exploit.

Pioneer Drilling (PDC) also was a large contributor during the period. A contract land driller, Pioneer’s stock benefitted from rising rig counts driven by increased oil and gas shale drilling. Despite having 60% of its revenues tied to oil activity, the most among the land drillers, PDC trades at a discount to the group and remains in the portfolio.

Smith Micro Software (SMSI) was the portfolio’s largest detractor.  One month after providing initial revenue guidance for 2011, Smith Micro was forced to withdraw its guidance as an inventory correction at its largest customer, Verizon, forced the company to reduce product shipments in the March quarter.  The stock was sold after they withdrew guidance and ended the period substantially lower than where we sold it.

Although the semi-annual period posted exceptionally strong results, the period ended with May being a down month on investor worries over slower US economic growth, continued sovereign debt concerns in the euro zone, and uncertainty over government spending and a ballooning debt level in the United States. Similar to the summer of 2010, there are signs of de-risking in the market, with investors looking to take some exposure off of the table in front of what historically has been a seasonally illiquid period for the market. However, we continue to find attractive investment opportunities in companies with substantial growth prospects and sensible valuations. We believe that we are in the midst of a mid-cycle pause in economic growth that should be relatively short lived. Once investors have comfort

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 that we are not headed into a double dip in the economy and that the European Union (EU) and the International Monetary Fund (IMF) will likely solve Greece’s debt crisis, we anticipate that the market should once again resume its upward climb and investors should return to riskier assets like smaller company stocks.

PineBridge US Small Cap Growth Semi Annual Review

US Small Cap Stocks had a very solid six-month period ended May 31, 2011. This was front-end loaded stemming from the “Santa Claus Rally” experienced in December 2010.  According to the Russell Indices, small cap growth stocks outperformed mid and large cap stocks and outperformed small cap value stocks by a meaningful margin. Investors continued to favor stocks with solid secular growth during a period where economic growth is slowly improving. Healthcare was a notable outperformer as the market digested the potential effects of healthcare reform, as was energy which benefitted from a rise in oil prices and day rates in services.

The US Small Cap Growth Fund outperformed the Russell 2000 Growth Index for the six-month period ended May 31, 2011, returning 27.80% versus 24.59% for the index. Stock selection drove the outperformance relative to the index with allocation effect being slightly negative. Consumer Discretionary, Energy and Producer Durables drove relative performance, while Technology and Healthcare underperformed.

Questcor Pharmaceuticals (QCOR) contributed the most to overall performance for the period. Questcor has been experiencing accelerated growth in revenues and earnings, due to its investment in additional sales people for its orphan drug Acthar. Wall Street estimates continue to move higher as the medical community gains further awareness of the drug, especially in one of its three main indications, Multiple Sclerosis flares.

Sauer-Danfoss (SHS) was also a substantial contributor to relative performance. The stock rose after guiding this year’s earnings expectations significantly higher, as demand for farm equipment and heavy machinery has remained strong due to high commodity prices.

Satcon (SATC) was an underperformer during the period. After experiencing substantial growth in bookings and revenues last year, the market for solar inverters cooled due to changes in government subsidies for solar systems in Europe. This hurt sentiment on the stock and forced the company to rely on more growth late in 2011 to make its estimated revenues for the year. The stock was sold during the period.

Although the semi-annual period posted exceptionally strong results, the period ended with May being a down month on investor worries over slower US economic growth, continued sovereign debt concerns in the euro zone, and uncertainty over government spending and a ballooning debt level in the United States. Similar to the summer of 2010, there are signs of de-risking in the market, with investors looking

www.PineBridge.com/USMutualFunds

 to take some exposure off of the table in front of what has historically been a seasonally illiquid period for the market. However, we continue to find attractive investment opportunities in companies with substantial growth prospects and sensible valuations. We believe that we are in the midst of a mid-cycle pause in economic growth that should be relatively short lived. Once investors have comfort that we are not headed into a double dip in the economy and that the European Union (EU) and the International Monetary Fund (IMF) will likely solve Greece’s debt crisis, we anticipate that the market should once again resume its upward climb and investors should return to riskier assets like smaller company stocks.

PineBridge US Focus Equity Fund Semi Annual Review

For the six-month period ended May 31, 2011, the PineBridge US Focus Equity Fund underperformed the S&P 500 Index by 1.00% (14.03% versus 15.03%).  The market continued to climb as companies continued to report better than expected results and economic indicators continued to strengthen.

The relative underperformance of the Fund during this period was mainly due to the unfortunate timing of a series of headline events.  For example, in the first quarter, we sold two Energy stocks just days prior to the rising geopolitical tensions in the Middle East and Northern Africa.  This left us with a sizable underweight in the sector relative to our benchmark amidst the sharpest increase in oil prices seen all year.  One of these stocks was Halliburton (HAL), which rose in accordance with our investment thesis and was sold at our price target.  HAL was actually the Fund’s biggest contributor of the six-month period. Its performance was a result of a strong fourth quarter earnings release, which was well above consensus expectations.  To that end, the Energy sector was the best performing sector of the S&P 500 Index during this period, finishing  up 23.73%.  Technology was the biggest sector contributor to Fund performance.

Equinix (EQIX) benefitted from expectations that an improving corporate profit outlook would result in increased investment in technology and related infrastructure.  The Industrials sector was the Fund’s biggest detractor with names like Robert Half (RHI) falling victim to a macro-fearing consensus move betting against the US recovery.  The Fund continues to hold RHI due to its positive fundamentals and attractive valuation.  The biggest detractor from Fund performance was Dollar Tree (DLTR), with respect to whom the profit outlook became a primary source of concern.

News of a slowing Chinese economy, concerns over Greece and rising inflationary cost pressures are weighing heavily on investor sentiment.  They make the euphoria behind the May 19, 2011 Initial Public Offering (IPO) of the social networking phenomenon, LinkedIn, seem like a distant memory.  Despite the negative headlines prompted by aforementioned developments, the companies in which we invest still have been showing strong fundamental trends and valuations that potentially point to further upside for US equities.

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Past performance is not a guarantee of future results.

Opinions expressed are those of PineBridge Investments, LLC as of May 31, 2011 and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell a security.

Mutual fund investing involves risk. Principal loss is possible.

The PineBridge US Micro Cap Growth Fund and PineBridge US Small Cap Growth Fund invest in smaller capitalization companies which involve additional risks such as limited liquidity and greater volatility.  The PineBridge US Micro Cap Growth Fund and the PineBridge US Small Cap Growth Fund invest in growth stocks, which typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  The PineBridge US Focus Equity Fund is non-diversified, meaning it may concentrate its assets in fewer holdings than a diversified fund.  Therefore, the Fund’s share price may be more influenced by fluctuations in each holding’s value than a diversified fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for a full listing of fund holdings.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

This material must be preceded or accompanied by a current prospectus.

The PineBridge Mutual Funds are distributed by Quasar Distributors LLC.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - Sector Allocation
US Micro Cap Growth Fund (expressed as a percentage of Market Value)
As of May 31, 2011 (Unaudited)

US Small Cap Growth Fund (expressed as a percentage of Market Value)
As of May 31, 2011 (Unaudited)

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PineBridge Mutual Funds - Sector Allocation
US Focus Equity Fund (expressed as a percentage of Market Value)
As of May 31, 2011 (Unaudited)

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Additional Information on Fund Expenses

Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/10 – 5/31/11).

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Fund’s transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual vs. Hypothetical Returns For the Six Months Ended
May 31, 2011 (Unaudited)

						Hypothetical
						(5% return
				Actual		before expenses)
		Fund’s	Beginning	Ending	Expenses	Ending	Expenses
		Annualized	Account	Account	Paid	Account	Paid
		Expense	Value	Value	During	Value	During
		Ratio	12/1/10	5/31/11	Period1	5/31/11	Period1
US Micro Cap
Growth Fund	Class I	1.60%	$1,000	$1,200	$8.78	$1,017	$8.05
	Class R	1.90%	$1,000	$1,198	$10.41	$1,015	$9.55

US Small Cap
Growth Fund	Class I	1.35%	$1,000	$1,211	$7.44	$1,018	$6.79
	Class R	1.65%	$1,000	$1,209	$ 9.09	$1,017	$8.30

US Focus
Equity Fund	Class I	1.20%	$1,000	$1,132	$6.38	$1,019	$6.04
	Class R	1.55%	$1,000	$1,130	$8.23	$1,017	$7.80

1	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 365 to reflect the one-half year period.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - US Micro Cap Growth Fund
Schedule of Investments (Unaudited)	May 31, 2011

Security Description	Shares	Value

Common Stocks — 99.8%

Beverage and Tobacco Product Manufacturing — 1.5%
Primo Water Corp.*	119,000	$1,683,850

Chemical Manufacturing — 12.3%
Akorn, Inc.*	466,877	3,179,433
Ardea Biosciences, Inc.*	59,200	1,479,408
Corcept Therapeutics, Inc.*	207,500	1,025,050
KMG Chemicals, Inc.	132,697	2,454,894
NPS Pharmaceuticals, Inc.*	177,800	1,701,546
TOR Minerals International, Inc.*	90,301	1,493,579
TPC Group, Inc.*	62,100	2,259,198
YM Biosciences, Inc.*	130,800	455,184
		14,048,292
Clothing and Clothing Accessories Stores — 4.5%
Body Central Corp.*	131,000	3,175,440
Shoe Carnival, Inc.*	71,000	1,932,620
		5,108,060
Computer and Electronic Product Manufacturing — 12.1%
Cardtronics, Inc.*	109,700	2,428,758
EXFO, Inc.*	246,600	2,293,381
Meru Networks, Inc.*	71,300	1,276,983
OYO Geospace Corp.*	16,400	1,489,120
Palomar Medical Technologies, Inc.*	112,100	1,589,578
Silicon Image, Inc.*	212,519	1,610,894
Solta Medical, Inc.*	378,100	1,194,796
Standard Microsystems Corp.*	74,700	2,003,454
		13,886,964
Couriers and Messengers — 1.5%
Air Transport Services Group, Inc.*	235,200	1,752,240

Credit Intermediation and Related Activities — 3.9%
Dollar Financial Corp.*	119,600	2,716,116
Encore Capital Group, Inc.*	51,300	1,697,517
		4,413,633
Data Processing, Hosting and Related Services — 2.5%
Limelight Networks, Inc.*	205,300	1,176,369
Support.com, Inc.*	357,100	1,714,080
		2,890,449
Fabricated Metal Product Manufacturing — 3.6%
CPI Aerostructures, Inc.*	141,306	1,988,175
Universal Stainless & Alloy*	56,800	2,068,088
		4,056,263

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

Security Description	Shares	Value

Common Stocks (continued)

Food and Beverage Stores — 1.4%
Winn-Dixie Stores, Inc.*	169,800	$1,546,878

Heavy and Civil Engineering Construction — 1.9%
MYR Group, Inc.*	98,100	2,212,155

Hospitals — 1.2%
IPC The Hospitalist Co., Inc.*	27,000	1,371,060

Leather and Allied Product Manufacturing — 0.3%
Heelys, Inc.*	148,532	310,432

Machinery Manufacturing — 7.7%
Bravo Brio Restaurant Group, Inc.*	66,591	1,478,320
FSI International, Inc.*	348,900	1,538,649
Graham Corp.	110,000	2,509,100
Trimas Corp.*	74,762	1,525,145
Twin Disc, Inc.	51,300	1,711,368
		8,762,582
Merchant Wholesalers, Durable Goods — 4.6%
Amerigon, Inc.*	149,000	2,477,870
DXP Enterprises, Inc.*	106,000	2,745,400
Puda Coal, Inc.*^	8,900	24,920
		5,248,190
Miscellaneous Manufacturing — 2.0%
Endologix, Inc.*	111,800	958,126
Staar Surgical Co.*	228,800	1,354,496
		2,312,622
Oil and Gas Extraction — 0.8%
RAM Energy Resources, Inc.*	594,300	950,880

Other Information Services — 3.3%
Global Traffic Network, Inc.*	166,472	1,822,868
TechTarget, Inc.*	237,600	1,919,808
		3,742,676
Professional, Scientific, and Technical Services — 16.3%
Allot Communications Ltd.*	176,541	2,732,855
Callidus Software, Inc.*	362,000	2,132,180
Callon Petroleum Co.*	278,500	1,985,705
comScore, Inc.*	75,374	2,115,748
Convio, Inc.*	148,500	1,695,870
Exact Sciences Corp.*	116,400	868,344
LivePerson, Inc.*	149,400	1,771,884
Perficient, Inc.*	251,800	2,807,570
SPS Commerce, Inc.*	152,100	2,540,070
		18,650,226
Publishing Industries (except Internet) — 3.9%
Glu Mobile, Inc.*	361,900	1,842,071
Magma Design Automation*	379,200	2,646,816
		4,488,887

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

Security Description	Shares	Value

Common Stocks (continued)

Rental and Leasing Services — 1.8%
Mitcham Industries, Inc.*	139,365	$2,029,154

Retailing — 1.9%
Zumiez, Inc.*	71,948	2,185,780

Support Activities for Mining — 3.3%
Matrix Service Co.*	128,500	1,718,045
Pioneer Drilling Co.*	143,000	2,093,520
		3,811,565
Telecommunications — 3.8%
Aviat Networks, Inc.*	259,400	1,211,398
RigNet, Inc.*	99,700	1,663,993
UniTek Global Services, Inc.*	171,700	1,522,979
		4,398,370
Transportation Equipment Manufacturing — 1.7%
NN, Inc.*	137,200	1,990,772

Waste Management and Remediation Services — 2.0%
Furmanite Corp.*	295,500	2,239,890
Total Common Stocks (Cost $100,680,640)		114,091,870
Total Investments (Cost $100,680,640) — 99.8%		114,091,870
Other Assets in Excess of Liabilities — 0.2%		278,465
Total Net Assets — 100.0%		$114,370,335

*	Non-income producing security.
^	Security fair valued in accordance with procedures approved by the Board of Trustees. This security comprised less than 0.05% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

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PineBridge Mutual Funds - US Small Cap Growth Fund
Schedule of Investments (Unaudited)	May 31, 2011

Security Description	Shares	Value

Common Stocks — 99.5%

Chemical Manufacturing — 13.8%
Akorn, Inc.*	63,699	$433,790
Ardea Biosciences, Inc.*	11,800	294,882
Incyte Corp.*	11,100	196,803
Questcor Pharmaceuticals, Inc.*	23,700	546,760
Rockwood Holdings, Inc.*	7,719	405,942
TPC Group, Inc.*	9,100	331,058
		2,209,235
Clothing and Clothing Accessories Stores — 6.4%
Body Central Corp.*	16,700	404,808
Chico’s FAS, Inc.	21,500	324,220
Finish Line, Inc.	12,700	292,862
		1,021,890
Computer and Electronic Product Manufacturing — 12.9%
Aruba Networks, Inc.*	7,200	204,624
Cardtronics, Inc.*	16,100	356,454
EXFO, Inc.*	25,700	239,010
Ixia*	13,911	218,959
NxStage Medical, Inc.*	17,020	320,146
Omnivision Technologies, Inc.*	6,344	224,006
Silicon Image, Inc.*	27,977	212,066
ZOLL Medical Corp.*	5,000	304,050
		2,079,315
Couriers and Messengers — 1.5%
Air Transport Services Group, Inc.*	31,500	234,675

Credit Intermediation and Related Activities — 6.9%
Dollar Financial Corp.*	22,950	521,194
Encore Capital Group, Inc.*	6,700	221,703
First Cash Financial Services, Inc.*	8,782	366,649
		1,109,546
Data Processing, Hosting and Related Services — 3.2%
HMS Holdings Corp.*	3,388	264,467
Support.com, Inc.*	50,700	243,360
		507,827
Food and Beverage Stores — 1.3%
Winn-Dixie Stores, Inc.*	22,700	206,797

Food Manufacturing — 2.3%
Diamond Foods, Inc.	5,000	372,150

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

Security Description	Shares	Value

Common Stocks (continued)

Food Services and Drinking Places — 1.5%
BJ’s Restaurants, Inc.*	4,700	$240,781

Heavy and Civil Engineering Construction — 4.5%
MasTec, Inc.*	19,300	406,265
MYR Group, Inc.*	14,400	324,720
		730,985

Hospitals — 1.5%
IPC The Hospitalist Co., Inc.*	4,700	238,666

Leather and Allied Product Manufacturing — 4.9%
Crocs, Inc.*	17,200	390,956
Steven Madden Ltd.*	6,970	388,508
		779,464

Machinery Manufacturing — 7.6%
Bravo Brio Restaurant Group, Inc.*	12,204	270,929
Robbins & Myers, Inc.	8,400	370,104
Sauer-Danfoss, Inc.*	5,500	293,700
Trimas Corp.*	13,700	279,480
		1,214,213

Nonmetallic Mineral Product Manufacturing — 3.8%
Ceradyne, Inc.*	5,300	237,228
Globe Specialty Metals, Inc.	16,800	380,688
		617,916

Oil and Gas Extraction — 1.6%
Goodrich Petroleum Corp.*	13,000	265,850

Professional, Scientific, and Technical Services — 12.7%
Allot Communications Ltd.*	23,603	365,374
Callon Petroleum Co.*	41,100	293,043
comScore, Inc.*	12,200	342,454
Constant Contact, Inc.*	7,700	185,185
IntraLinks Holdings, Inc.*	11,500	237,475
LivePerson, Inc.*	19,700	233,642
Perficient, Inc.*	33,600	374,640
		2,031,813

Publishing Industries (except Internet) — 5.4%
Kenexa Corp.*	7,600	240,312
Magma Design Automation*	45,300	316,194
Pegasystems, Inc.	8,331	311,163
		867,669

Retailing — 1.6%
Zumiez, Inc.*	8,539	259,415

Software & Services — 2.5%
SuccessFactors, Inc.*	11,600	406,812

The accompanying notes are an integral part of these financial statements.

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Security Description	Shares	Value

Common Stocks (continued)

Support Activities for Mining — 3.6%
Key Energy Services, Inc.*	14,500	$256,360
Pioneer Drilling Co.*	21,600	316,224
		572,584
Total Common Stocks (Cost $12,456,452)		15,967,603
Total Investments (Cost $12,456,452) — 99.5%		15,967,603
Other Assets in Excess of Liabilities — 0.5%		82,369
Total Net Assets — 100.0%		$16,049,972

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - US Focus Equity Fund
Schedule of Investments (Unaudited)	May 31, 2011

Security Description	Shares	Value

Common Stocks — 98.2%

Administrative and Support Services — 3.7%
Robert Half International, Inc.	8,617	$237,571

Broadcasting (except Internet) — 3.8%
Discovery Communications, Inc.*	5,700	248,292

Chemical Manufacturing — 11.6%
Dow Chemical Co.	6,745	243,697
Hospira, Inc.*	4,460	246,593
Mylan, Inc.*	10,931	257,370
		747,660
Clothing and Clothing Accessories Stores — 4.0%
TJX Cos., Inc.	4,827	255,928

Computer and Electronic Product Manufacturing — 2.2%
Apple, Inc.*	400	139,132

Couriers and Messengers — 4.0%
United Parcel Service, Inc.	3,471	255,084

Credit Intermediation and Related Activities — 7.8%
Capital One Financial Corp.	4,820	261,919
KeyCorp	28,700	243,089
		505,008
Food Manufacturing — 4.1%
General Mills, Inc.	6,700	266,459

Insurance Carriers and Related Activities — 4.0%
Lincoln National Corp.	8,800	258,280

Machinery Manufacturing — 4.2%
Ingersoll-Rand PLC	5,406	269,759

Merchant Wholesalers, Durable Goods — 4.0%
Covidien PLC	4,740	260,700

Mining (except Oil and Gas) — 4.3%
Freeport-McMoRan Copper & Gold, Inc.	5,433	280,560

Miscellaneous Manufacturing — 3.9%
Mattel, Inc.	9,600	253,392

Oil and Gas Extraction — 4.3%
Anadarko Petroleum Corp.	3,526	280,388

Petroleum and Coal Products Manufacturing — 3.9%
Chevron Corp.	2,389	250,630

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

Security Description	Shares	Value

Common Stocks (continued)

Publishing Industries (except Internet) — 12.3%
Adobe Systems, Inc.*	7,375	$255,396
Informatica Corp.*	4,700	275,702
Oracle Corp.	7,646	261,646
		792,744

Rental and Leasing Services — 3.8%
Hertz Global Holdings, Inc.*	15,012	242,444

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities — 4.0%
Affiliated Managers Group, Inc.*	2,452	259,250

Support Activities for Mining — 4.2%
Halliburton Co.	5,400	270,810

Utilities — 4.1%
FirstEnergy Corp.	5,949	265,444
Total Common Stocks (Cost $6,042,001)		6,339,535

Money Market Funds — 4.4%
Fidelity Institutional Money Market
Government Portfolio, 0.01%#	281,695	281,695
Total Money Market Funds (Cost $281,695)		281,695
Total Investments (Cost $6,323,696) — 102.6%		6,621,230
Liabilities in Excess of Other Assets — (2.6)%		(165,234)
Total Net Assets — 100.0%		$6,455,996

*	Non-income producing security.
#	Seven-day yield as of May 31, 2011.

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Statement of Assets and Liabilities (Unaudited)	May 31, 2011

	US Micro Cap	US Small Cap	US Focus
	Growth Fund	Growth Fund	Equity Fund
ASSETS:
Investment securities, at value*	$114,091,870	$15,967,603	$6,339,535
Short-term securities*	—	—	281,695
Receivable for investments sold	5,609,947	186,596	195,982
Interest and dividends receivable	4,120	639	15,657
Receivable for shares of
beneficial interest sold	96,758	7,967	—
Prepaid expenses and other assets	27,636	19,564	22,537
Total assets	119,830,331	16,182,369	6,855,406
LIABILITIES:
Payable for investments purchased	240,521	—	324,446
Payable for shares of
beneficial interest redeemed	4,972,616	15	—
Payable to custodian	25,270	73,906	—
Investment advisory fees payable	103,723	4,099	1,865
Accrued expenses	106,908	46,517	64,521
Administration fee payable	10,958	7,860	8,578
Total liabilities	5,459,996	132,397	399,410
Net assets	$114,370,335	$16,049,972	$6,455,996

NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest at
par value of $0.001	$5,413	$604	$378
Paid-in capital	111,467,522	24,129,952	23,376,672
	111,472,935	24,130,556	23,377,050
Accumulated undistributed net investment loss	(776,762)	(98,733)	(8,119)
Accumulated net realized loss on investments	(9,737,068)	(11,493,002)	(17,210,469)
Net unrealized appreciation of investments	13,411,230	3,511,151	297,534
Net assets	$114,370,335	$16,049,972	$6,455,996

*Identified cost:
Investment securities	$100,680,640	$12,456,452	$6,042,001
Short-term securities	$—	$—	$281,695

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

		US Micro Cap	US Small Cap	US Focus
		Growth Fund	Growth Fund	Equity Fund
Class I
	(unlimited shares authorized):
	Net assets	$64,300,528	$13,159,191	$3,617,097
	Shares of beneficial interest
	issued and outstanding	3,005,830	492,398	209,356
	Net asset value, offering and
	redemption price per share	$21.39	$26.72	$17.28

Class R
	(unlimited shares authorized):
	Net assets	$50,069,807	$ 2,890,781	$2,838,899
	Shares of beneficial interest
	issued and outstanding	2,406,790	111,294	168,977
	Net asset value, offering and
	redemption price per share	$20.80	$25.97	$16.80

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Statement of Operations (Unaudited) For the six months ended May 31, 2011

	US Micro Cap	US Small Cap	US Focus
	Growth Fund	Growth Fund	Equity Fund
INVESTMENT INCOME:
Income:
Interest	$444	$30	$28
Dividends	47,718	8,333	38,654
Total investment income	48,162	8,363	38,682

Expenses:
Investment advisory and management fees	579,126	68,708	22,004
Adminstration fees	28,776	15,078	16,270
Distribution and service fees — Class R	61,752	4,733	4,890
Transfer agent fees and expenses	36,938	15,436	20,995
Registration fees	10,318	13,585	13,195
Fund accounting and custodian
fees and expenses	21,966	21,924	12,528
Audit and tax fees	20,941	2,991	6,046
Trustees’ fees and expenses	27,111	5,877	12,987
Printing, mailing and miscellaneous expenses	4,984	466	7,868
Legal fees and expenses	43,362	3,106	9,477
Total expenses	835,274	151,904	126,260
Less: Expenses waived or reimbursed	(10,350)	(44,808)	(79,459)
Net expenses	824,924	107,096	46,801
Net investment loss	(776,762)	(98,733	(8,119)
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	13,845,620	2,086,860	1,225,423
Net change in unrealized
appreciation (depreciation) of investments	1,625,220	892,360	(55,160)
Net realized and unrealized gain on investments	15,470,840	2,979,220	1,170,263
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$14,694,078	$2,880,487	$1,162,144

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

PineBridge Mutual Funds - US Micro Cap Growth Fund
Statement of Changes in Net Assets

	For The Six	For The
	Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(776,762)	$(680,260)
Net realized gain on investments	13,845,620	10,032,454
Net change in unrealized appreciation of investments	1,625,220	5,537,923
Net increase in net assets resulting from operations	14,694,078	14,890,117
Net increase in net assets resulting from capital share transactions	39,094,484	1,371,816
Total increase in net assets	53,788,562	16,261,933
NET ASSETS:
Beginning of period	60,581,773	44,319,840
End of period	$114,370,335	$60,581,773
Includes undistributed net investment income (loss) of	$(776,762)	$—

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds - US Small Cap Growth Fund
Statement of Changes in Net Assets

	For The Six	For The
	Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(98,733)	$(136,299)
Net realized gain on investments	2,086,860	2,502,611
Net change in unrealized appreciation of investments	892,360	1,042,643
Net increase in net assets resulting from operations	2,880,487	3,408,955
Net decrease in net assets resulting from capital share transactions	(985,920)	(760,714)
Total increase in net assets	1,894,567	2,648,241
NET ASSETS:
Beginning of period	14,155,405	11,507,164
End of period	$16,049,972	$14,155,405
Includes undistributed net investment income (loss) of	$(98,733)	$—

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

PineBridge Mutual Funds - US Focus Equity Fund
Statement of Changes in Net Assets

	For The Six	For The
	Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(8,119)	$(47,505)
Net realized gain on investments	1,225,423	3,265,883
Net change in unrealized depreciation of investments	(55,160)	(649,524)
Net increase in net assets resulting from operations	1,162,144	2,568,854
Net decrease in net assets resulting from capital share transactions	(8,152,764)	(28,357,151)
Total decrease in net assets	(6,990,620)	(25,788,297)
NET ASSETS:
Beginning of period	13,446,616	39,234,913
End of period	$6,455,996	$13,446,616
Includes undistributed net investment income (loss) of	$(8,119)	$—

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Financial Highlights

US MICRO CAP GROWTH FUND
Class I

Net gain	Ratio	Ratio
(loss)	Dividends	Net	of net	of net
Net	on invest-	Total	from	Distri-	Asset	Net	expenses	invest-
Asset	Net	ments	from	net	butions	Value,	Assets	to	ment
Value,	invest-	(realized	invest-	invest-	from	Total	end	end of	average	loss to
beginning	ment	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
of period	loss3	unrealized)	operations	income	gains	butions	period	return	(000’s)	assets1	net assets2	Turnover
11/30/06	$20.76	$(0.21)	$4.05	$3.84	$—	$(0.14)	$(0.14)	$24.46	18.64%	$86,841	1.60%	(0.92)%	304%
11/30/07	24.46	(0.26)	4.77	4.51	—	(4.09)	(4.09)	24.88	21.94	90,421	1.60	(1.13)	149
11/30/08	24.88	(0.10)	(10.40)	(10.50)	—	(3.96)	(3.96)	10.42	-50.02	41,582	1.60	(0.58)	250
11/30/09	10.42	(0.15)	2.91	2.76	—	—	—	13.18	26.49	40,122	1.60	(1.36)	209
11/30/10	13.18	(0.20)	4.84	4.64	—	—	—	17.82	35.20	51,300	1.60	(1.35)	216
5/31/11	17.82	(0.15)	3.72	3.57	—	—	—	21.39	20.03	4	64,301	1.60	5	(1.50	)5	72	4
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/115
Class I	1.73%	1.73%	1.73%	2.00%	1.89%	1.60%

2	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/115
Class I	(1.05)%	(1.26)%	(0.71)%	(1.76)%	(1.64)%	(1.50)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

US MICRO CAP GROWTH FUND
Class R

Net gain	Ratio	Ratio
(loss)	Dividends	Net	of net	of net
Net	on invest-	Total	from	Distri-	Asset	Net	expenses	invest-
Asset	Net	ments	from	net	butions	Value,	Assets	to	ment
Value,	invest-	(realized	invest-	invest-	from	Total	end	end of	average	loss to
beginning	ment	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
of period	loss3	unrealized)	operations	income	gains	butions	period	return	(000’s)	assets1	net assets2	Turnover
11/30/06	$20.50	$(0.22)	$4.10	$3.88	$—	$(0.14)	$(0.14)	$24.24	19.07%	$6,707	1.81%	(1.13)%	304%
11/30/07	24.24	(0.32)	4.68	4.36	—	(4.09)	(4.09)	24.51	21.53	12,851	1.87	(1.39)	149
11/30/08	24.51	(0.14)	(10.20)	(10.34)	—	(3.96)	(3.96)	10.21	-50.14	4,458	1.85	(0.82)	250
11/30/09	10.21	(0.18)	2.85	2.67	—	—	—	12.88	26.15	4,198	1.90	(1.66)	209
11/30/10	12.88	(0.25)	4.73	4.48	—	—	—	17.36	34.78	9,282	1.90	(1.67)	216
5/31/11	17.36	(0.18)	3.62	3.44	—	—	—	20.80	19.82	4	50,070	1.90	5	(1.80	)5	72	4
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/115
Class R	1.99%	2.06%	2.03%	2.35%	2.24%	1.95%

2	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/115
Class R	(1.31)%	(1.58)%	(1.00)%	(2.11)%	(2.01)%	(1.85)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

US SMALL CAP GROWTH FUND
Class I

Ratio
Net gain	Ratio	of net
(loss)	Dividends	Net	of net	invest-
Net	Net	on invest-	Total	from	Distri-	Asset	Net	expenses	ment
Asset	invest-	ments	from	net	butions	Value,	Assets	to	income
Value,	ment	(realized	invest-	invest-	from	Total	end	end of	average	(loss) to
beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000’s)	assets1	net assets2	Turnover
11/30/06	$18.59	$(0.16)	$2.95	$2.79	$—	$—	$—	$21.38	15.01%	$25,284	1.35%	(0.82)%	307%
11/30/07	21.38	0.55	5.88	6.43	—	—	—	27.81	30.07	29,559	1.35	2.21	173
11/30/08	27.81	(0.15)	(13.93)	(14.08)	(0.54)	—	(0.54)	13.19	-51.62	13,187	1.35	(0.68)	366
11/30/09	13.19	(0.15)	3.79	3.64	—	—	—	16.83	27.60	9,327	1.35	(1.03)	280
11/30/10	16.83	(0.21)	5.45	5.24	—	—	—	22.07	31.13	11,693	1.35	(1.09)	280
5/31/11	22.07	(0.15)	4.80	4.65	—	—	—	26.72	21.11	5	13,159	1.35	6	(1.24	)6	95	5
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/116
Class I	1.66%	1.86%	1.69%	2.53%	2.32%	1.93%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/116
Class I	(1.13)%	1.70%	(1.02)%	(2.21)%	(2.06)%	(1.82)%

3	Calculated based upon average shares outstanding.
4	Payments by affiliates increased the total return by 2.68% for Class I shares.
5	Not annualized.
6	Annualized.

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

US SMALL CAP GROWTH FUND
Class R

Ratio
Net gain	Ratio	of net
(loss)	Dividends	Net	of net	invest-
Net	Net	on invest-	Total	from	Distri-	Asset	Net	expenses	ment
Asset	invest-	ments	from	net	butions	Value,	Assets	to	income
Value,	ment	(realized	invest-	invest-	from	Total	end	end of	average	(loss) to
beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000’s)	assets1	net assets2	Turnover
11/30/06	$18.08	$(0.20)	$3.13	$2.93	$—	$—	$—	$21.01	16.21%	$3,698	1.59%	(1.06)%	307%
11/30/07	21.01	0.46	5.78	6.24	—	—	—	27.25	29.70	6,658	1.64	1.87	173
11/30/08	27.25	(0.21)	(13.66)	(13.87)	(0.47)	—	(0.47)	12.91	-51.78	2,341	1.65	(0.98)	366
11/30/09	12.91	(0.19)	3.71	3.52	—	—	—	16.43	27.27	2,181	1.65	(1.33)	280
11/30/10	16.43	(0.26)	5.32	5.06	—	—	—	21.49	30.80	2,463	1.65	(1.39)	280
5/31/11	21.49	(0.18)	4.66	4.48	—	—	—	25.97	20.89	5	2,891	1.65	6	(1.54	)6	95	5
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/116
Class R	1.95%	2.20%	2.04%	2.88%	2.67%	2.28%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/116
Class R	(1.42)%	1.31%	(1.37)%	(2.56)%	(2.41)%	(2.17)%

3	Calculated based upon average shares outstanding.
4	Payments by affiliates increased the total return by 2.68% for Class I shares.
5	Not annualized.
6	Annualized.

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

US FOCUS EQUITY FUND
Class I

Ratio
Net gain	Ratio	of net
(loss)	Dividends	Net	of net	invest-
Net	Net	on invest-	Total	from	Distri-	Asset	Net	expenses	ment
Asset	invest-	ments	from	net	butions	Value,	Assets	to	income
Value,	ment	(realized	invest-	invest-	from	Total	end	end of	average	(loss) to
beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000’s)	assets1	net assets2	Turnover
11/30/06	$15.82	$0.05	$0.84	$0.89	$—	$—	$—	$16.71	5.63%	$8,675	1.20%	0.31%	507%
11/30/07	16.71	0.10	5.05	5.15	(0.05)	—	(0.05)	21.81	30.95	7,991	1.20	0.55	239
11/30/08	21.81	(0.15)	(10.68)	(10.83)	(0.08)	—	(0.08)	10.90	-49.84	3,520	1.20	(0.80)	397
11/30/09	10.90	(0.05)	3.23	3.18	—	—	—	14.08	29.17	37,310	1.20	(0.39)	563
11/30/10	14.08	(0.01)	1.20	1.19	—	—	—	15.27	8.45	10,830	1.20	(0.10)	267
5/31/11	15.27	(0.01)	2.02	2.01	—	—	—	17.28	13.16	4	3,617	1.20	5	(0.09	)6	106	4
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/115
Class I	1.37%	1.39%	1.36%	1.65%	1.44%	3.47%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/115
Class I	0.14%	0.36%	(0.96)%	(0.84)%	(0.34)%	(2.36)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.

The accompanying notes are an integral part of these financial statements.

1.800.426.9157

US FOCUS EQUITY FUND
Class R

Ratio
Net gain	Ratio	of net
(loss)	Dividends	Net	of net	invest-
Net	Net	on invest-	Total	from	Distri-	Asset	Net	expenses	ment
Asset	invest-	ments	from	net	butions	Value,	Assets	to	income
Value,	ment	(realized	invest-	invest-	from	Total	end	end of	average	(loss) to
beginning	income	and	ment	ment	capital	distri-	of	Total	period	net	average	Portfolio
of period	(loss)3	unrealized)	operations	income	gains	butions	period	return	(000’s)	assets1	net assets2	Turnover
11/30/06	$15.59	$0.05	$0.83	$0.88	$—	$—	$—	$16.47	5.64%	$44,048	1.24%	0.27%	507%
11/30/07	16.47	0.08	4.94	5.02	(0.05)	—	(0.05)	21.44	30.59	65,502	1.23	0.45	239
11/30/08	21.44	(0.15)	(10.49)	(10.64)	(0.08)	—	(0.08)	10.72	-49.82	29,306	1.25	(0.85)	397
11/30/09	10.72	(0.05)	3.08	3.03	—	—	—	13.75	28.26	1,925	1.24	(0.43)	563
11/30/10	13.75	(0.06)	1.18	1.12	—	—	—	14.87	8.15	2,617	1.55	(0.43)	267
5/31/11	14.87	(0.04)	1.97	1.93	—	—	—	16.80	12.98	4	2,839	1.55	5	(0.44	)6	106	4
(Unaudited)

1	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/115
Class R	1.41%	1.42%	1.41%	1.69%	1.83%	3.82%

2	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/06	11/30/07	11/30/08	11/30/09	11/30/10	5/31/115
Class R	0.10%	0.26%	(1.01)%	(0.88)%	(0.71)%	(2.71)%

3	Calculated based upon average shares outstanding.
4	Not annualized.
5	Annualized.

The accompanying notes are an integral part of these financial statements.

www.PineBridge.com/USMutualFunds

PineBridge Mutual Funds
Notes to Financial Statements (Unaudited)	May 31, 2011

1.  Description of the Funds.  PineBridge US Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust. The Trust’s Declaration of Trust, as amended, permits the Trustees to establish separate series or “Funds,” each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Trust are currently divided into three Funds, the PineBridge US Micro Cap Growth Fund (“US Micro Cap Growth Fund”), the PineBridge US Small Cap Growth Fund (“US Small Cap Growth Fund”) and the PineBridge US Focus Equity Fund (“US Focus Equity Fund”) (each, a “Fund” and collectively, the “Funds”).

The investment objective and principal strategy for each Fund is as follows:

US Micro Cap Growth Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal.  Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of U.S. micro capitalization (“micro-cap”) issuers.

US Small Cap Growth Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal.  Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of U.S. small capitalization (“small-cap”) issuers.

US Focus Equity Fund seeks to provide maximum capital appreciation, consistent with reasonable risk to principal.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities and equity-related securities of up to 25 U.S. companies.

The Funds each have two classes of shares, as follows:

Class I shares –	Offered at net asset value per share exclusively for investors with a one million dollar minimum initial investment.

Class R shares –	Offered at net asset value per share.

Each share of a particular class issued by each Fund bears the same voting, dividend, liquidation and other rights and conditions. Class R shares make payments under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

2.  Significant Accounting Policies.  The following is a summary of the significant accounting policies of the Funds:

Security Valuation.  Each Fund’s securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price or official

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closing price as market value. For non-NASDAQ listed securities, the Funds use the price quoted by the exchange on which the security is primarily traded. For NASDAQ equity securities, the Funds use the NASDAQ official closing price. Unlisted securities and listed securities, which have not been traded on the valuation date, are valued at the mean between the last closing bid and asked prices. In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Funds. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Board of Trustees determines that this does not represent fair value. The fair value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table summarizes the Funds’ investments as of May 31, 2011.

	US Micro Cap	US Small Cap	US Focus
Valuation Inputs	Growth Fund	Growth Fund	Equity Fund
Level 1
Common Stocks	$114,066,950	$15,967,603	$6,339,535
Short Term Investments	—	—	281,695
Total Level 1	114,066,950	15,967,603	6,621,230
Level 2	—	—	—
Level 3
Common Stocks	24,920	—	—
Total Level 3	24,920	—	—
Total	$114,091,870	$15,967,603	$6,621,230

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The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

US Micro Cap
Growth Fund
Balance as of November 30, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer from Level 1 to Level 3	24,920
Balance as of May 31, 2011	$24,920

Transfers between Levels are recognized at the end of the period.  The transfer from Level 1 to Level 3 was due to lack of trading volume.  See the Schedule of Investments for the investments detailed by industry classification.

Federal Income Taxes.  Each Fund is treated as a separate entity and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is recorded.

The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities.  As of November 30, 2010, open tax years include the tax years ended November 30, 2007 through 2010. The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of these financial reporting rules resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended November 30, 2010. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Allocation of Income and Expenses.  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

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Security Transactions and Investment Income.  Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Distributions to Shareholders. Each Fund will distribute at least annually to shareholders substantially all of its net investment income. Capital gain distributions, if any, will be paid at least annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The reclassifications have no effect on net assets or net asset value per share. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.  There were no distributions during the six months ended May 31, 2011.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience the Funds expect the risk of loss to be remote.

New Accounting Pronouncements.  On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of

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this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  Investment Securities.  The aggregate purchases and sales of long-term securities for the six months ended May 31, 2011 were as follows:

	Purchases	Sales
US Micro Cap Growth Fund	$106,533,679	$65,842,79
US Small Cap Growth Fund	14,391,470	15,279,017
US Focus Equity Fund	7,521,698	15,183,052

The Funds did not invest in U.S. government securities.

4.  Advisory Fees and Other Agreements.  The Trust, on behalf of each Fund, employs PineBridge Investments, LLC (the “Adviser”), to furnish investment advisory and other services to the Trust and each Fund.  Under an Investment Advisory Agreement with the Trust, the Adviser manages the investment and reinvestment of the assets of the Funds. The Adviser must adhere to the stated investment objectives and policies of the Funds, and is subject to the control and supervision of the Trust’s Board of Trustees. For its services under the Advisory Agreements, the Funds contractually agreed to pay the Adviser a monthly fee at the annual rate of 1.20%, 0.90% and 0.63% of the average daily net assets of the US Micro Cap Growth Fund, US Small Cap Growth Fund and US Focus Equity Fund, respectively.

The Adviser has contractually agreed to waive management fees and/or reimburse Fund expenses as to cap the annual net expense rate for the Funds through March 30, 2012 as set forth below. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and the indirect fees and expenses that the Funds incur in connection with investments in other registered and unregistered investment companies.

Fund	Class I	Class R
US Micro Cap Growth	1.60%	1.90%
US Small Cap Growth	1.35%	1.65%
US Focus Equity	1.20%	1.55%

The amount of any fee waiver or reimbursed expenses may be reimbursed to the Adviser in the future provided that the payments are reimbursed within three years of being made and the combination of the Fund’s expenses and such reimbursements do not cause a Fund to exceed its expense cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Fund will be charged only such lower expenses.

Additionally, for the six months ended May 31, 2011, the Adviser contractually reimbursed certain operating expenses of the US Micro Cap Growth Fund, US Small Cap Growth Fund, and US Focus Equity Fund in the amounts of $10,350, $44,808, and $79,459, respectively.

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Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

	US Micro Cap	US Small Cap	US Focus
Year of Expiration	Growth Fund	Growth Fund	Equity Fund
November 30, 2011	$111,548	$106,515	$92,862
November 30, 2012	172,025	154,246	151,198
November 30, 2013	146,865	117,341	94,768
November 30, 2014	10,350	44,808	79,459
	$440,788	$422,910	$418,287

The Trust, on behalf of each Fund, entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bancorp Fund Services, LLC. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares (“distribution expenses”) in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to such rule, the Trustees and shareholders have adopted a Distribution Plan with respect to the Trust’s Class R shares hereinafter referred to as the “Class R Plan”.

Under the Class R Plan, the Trust is authorized to pay to the Distributor and/or other parties (which need not be registered broker-dealers) distribution and/or service fees for a Fund at an annual rate of up to 0.35% of the average daily net assets of such Fund’s Class R shares. This fee will be paid pursuant to an appropriate agreement in payment for services rendered and/or expenses incurred that are intended to result in the sale and/or retention of Trust shares, including, but not limited to, (a) compensation paid to registered representatives of the Distributor and to participating dealers or to any other persons that have entered into selling agreements with the Distributor or the Trust, (b) salaries and other expenses of the Distributor or other parties relating to selling or servicing efforts, (c) expenses of organizing and conducting sales seminars, printing of prospectuses, statements of additional information and reports for other than existing shareholders, (d) preparation and distribution of advertising materials and sales literature and other sales promotion expenses, and/or (e) ongoing services to shareholders which facilitate the continued retention of investors as shareholders of a Fund. These fees are payable by the Trust on behalf of a Fund regardless of whether those fees exceed or are less than the actual expenses incurred by the Distributor and/or other applicable parties with respect to such Fund in a particular year.

5.  Trust Shares.  At May 31, 2011, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each Fund.

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	US Micro Cap Growth Fund
	Class I
	For the Six Months Ended		For the Year Ended
	May 31, 2011		November 30, 2010
	Shares	Amount	Shares	Amount
Shares sold	585,760	$11,906,244	856,707	$12,846,861
Shares redeemed	(458,155)	(9,362,140)	(1,022,775)	(15,002,761)
	127,605	$2,544,104	(166,068)	$(2,155,900)
Beginning Shares	2,878,225		3,044,293
Ending Shares	3,005,830		2,878,225

	US Micro Cap Growth Fund
	Class R
	For the Six Months Ended		For the Year Ended
	May 31, 2011		November 30, 2010
	Shares	Amount	Shares	Amount
Shares sold	2,337,927	$45,966,456	296,869	$4,848,759
Shares redeemed	(465,835)	(9,416,076)	(88,155)	(1,321,043)
	1,872,092	$36,550,380	208,714	$3,527,716
Beginning Shares	534,698		325,984
Ending Shares	2,406,790		534,698

	US Small Cap Growth Fund
	Class I
	For the Six Months Ended		For the Year Ended
	May 31, 2011		November 30, 2010
	Shares	Amount	Shares	Amount
Shares sold	493	$11,966	59,531	$1,078,447
Shares redeemed	(37,790)	(924,382)	(83,869)	(1,521,523)
	(37,297)	$(912,416)	(24,338)	$(443,076)
Beginning Shares	529,695		554,033
Ending Shares	492,398		529,695

	US Small Cap Growth Fund
	Class R
	For the Six Months Ended		For the Year Ended
	May 31, 2011		November 30, 2010
	Shares	Amount	Shares	Amount
Shares sold	16,699	$415,064	13,426	$261,793
Shares redeemed	(20,027)	(488,568)	(31,493)	(579,431)
	(3,328)	$(73,504)	(18,067)	$(317,638)
Beginning Shares	114,622		132,689
Ending Shares	111,294		114,622

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	US Focus Equity Fund
	Class I
	For the Six Months Ended		For the Year Ended
	May 31, 2011		November 30, 2010
	Shares	Amount	Shares	Amount
Shares sold	758	$12,982	94,561	$1,315,389
Shares redeemed	(500,837)	(8,060,377)	(2,035,763)	(30,208,982)
	(500,079)	$(8,047,395)	(1,941,202)	$(28,893,593)
Beginning Shares	709,435		2,650,637
Ending Shares	209,356		709,435

	US Focus Equity Fund
	Class R
	For the Six Months Ended		For the Year Ended
	May 31, 2011		November 30, 2010
	Shares	Amount	Shares	Amount
Shares sold	35,408	$582,583	77,454	$1,119,615
Shares redeemed	(42,451)	(687,952)	(41,474)	(583,173)
	(7,043)	$(105,369)	35,980	$536,442
Beginning Shares	176,020		140,040
Ending Shares	168,977		176,020

6.  Income Tax Information.  The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows:

	US Micro Cap	US Small Cap	US Focus
	Growth Fund	Growth Fund	Equity Fund
Tax cost of investments	$100,825,384	$12,535,423	$6,526,308
Gross tax unrealized appreciation	15,971,943	3,680,689	142,657
Gross tax unrealized depreciation	(2,705,457)	(248,509)	(47,735)
Net tax unrealized appreciation	$13,266,486	$3,432,180	$94,922

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.

The following net realized capital loss carryforwards at November 30, 2010, may be utilized to offset future capital gains. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryforward to the extent allowed by the Internal Revenue Code (IRC).

	Capital Loss	Expiration
	Carryforward	Through
US Micro Cap Growth Fund	$(17,572,853)	11/30/16
	(5,865,093)	11/30/17
US Small Cap Growth Fund	(11,985,146)	11/30/16
	(1,515,745)	11/30/17
US Focus Equity Fund	(18,233,280)	11/30/16

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7.  Significant Shareholder Holdings.  As of May 31, 2011, single shareholders owned shares of the Funds as follows:

	US Small Cap	US Focus
	Growth Fund –	Equity Fund –
	Class I	Class I
Shares	81,325	102,498
Percent of total outstanding shares – Class I	16.5%	49.0%
Percent of total outstanding shares – Total Fund	13.5%	27.1%

Shares		26,818
Percent of total outstanding shares – Class I		12.8%
Percent of total outstanding shares – Total Fund		7.1%

8.  Subsequent Events.  The Adviser has recommended that, in light of the US Focus Equity Fund’s (the “Fund”) size and limited prospects for future growth, the Fund be liquidated. Accordingly, the Fund’s Board of Trustees has adopted a plan of liquidation and termination for the Fund. The Fund will liquidate and terminate as of the close of business (4:00 p.m. Eastern Time) on September 30, 2011. A shareholder in the Fund may wish to either (1) redeem his or her shares or (2) exchange his or her shares with another Fund before that date.

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PineBridge Mutual Funds
Additional Information (Unaudited)

Proxy Voting. A description of the Trust’s proxy voting policies and procedures that each Fund uses to determine how to vote proxies relating to the holdings of each Fund is available without charge, upon request, by calling 1-800-426-9157 or on the SEC website at http://www.sec.gov.

Proxy Voting Record. Information regarding how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-426-9157 and on the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule. The Funds file complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

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TRUSTEES	CUSTODIAN & TRANSFER AGENT

GEORGE W. GAU	U.S. BANK, N.A.
JOHN H. MASSEY	1555 N. RIVER CENTER DR., SUITE 302
DAVID M. REICHERT	MILWAUKEE, WI 53212
ROBIN C. THORN
COUNSEL
OFFICERS
K&L GATES LLP
ROBIN C. THORN	1601 K STREET, N.W.
President	WASHINGTON, DC 20006

JOSEPH ALTOBELLI	INDEPENDENT REGISTERED PUBLIC
Chief Financial Officer and Treasurer	ACCOUNTING FIRM

NICK DENTON-CLARK	PRICEWATERHOUSECOOPERS LLP
Chief Compliance Officer	100 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
ADMINISTRATOR
DISTRIBUTOR
U.S. BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET, 3RD FLOOR	QUASAR DISTRIBUTORS, LLC
MILWAUKEE, WI 53202	615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

When used as sales literature, this report must be
accompanied or preceded by a Fund’s current prospectus.

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor • Milwaukee, WI 53202

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by the reference to the Registrant’s Form N-CSR filing on February 9, 2004.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PineBridge Mutual Funds

By (Signature and Title)   /s/Robin C. Thorn
 Robin C. Thorn, President

Date   August 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Robin C. Thorn
 Robin C. Thorn, President

Date   August 4, 2011

By (Signature and Title)   /s/ Joseph Altobelli
                                                     Joseph Altobelli, Chief Financial Officer & Treasurer

Date   August 5, 2011